Share-Based Payments	12 Months Ended
Dec. 31, 2022
Disclosure Of Sharebased Payment Arrangements Abstract
Share-based payments

26. Share-based payments

Under the Incentive Equity Plan, the Group operates an equity-settled share-based incentive scheme whereby options are granted under Unapproved share options for UK-based employees and Restricted Stock Units for Europe-based employees. The options vest in instalments over four years with expiry after ten years. Unvested options are forfeited if the employee leaves the Group before the options vest.

Certain executive directors received awards, equally split between time-based and performance-based awards. Under the terms of the Incentive Equity Plan, the time-based awards will be eligible to vest in equal annual instalments on each of the first four anniversaries of the grant date, subject to continued employment through each such anniversary, and market performance criteria. Any portion of the performance-based awards that remain unvested as of the fifth anniversary of the grant will be forfeited.

In January 2022, the Group established a SAYE scheme. The scheme provides employees an option to purchase shares in the Company in three years’ time at a discounted price per share which is fixed at the grant date.

The Group recognized a share-based charge for the year as follows:

	Year ended December 31 2022	Year ended December 31 2021	Year ended December 31 2020
	£’000	£’000	£’000

Incentive Equity Plan	44,312	13,599	-
SAYE	184	-	-
EMI prior to the Transaction	-	73	182
Unapproved prior to the Transaction	-	29,096	3,577
Modification at the Transaction	-	1,103	-

	44,496	43,871	3,759

The following options were granted during the year ended December 31, 2022:

Scheme	Number	Grant date	Expiry date

Incentive Equity Plan	2,295,099	01/01/2022	01/01/2032
Incentive Equity Plan	1,269,100	01/04/2022	01/04/2032
Incentive Equity Plan	1,087,250	01/07/2022	01/07/2032
Incentive Equity Plan	427,300	01/10/2022	01/10/2032
Incentive Equity Plan – Directors	3,933,339	01/10/2022	01/10/2032
SAYE	1,496,903	26/01/2022	31/08/2025

Total 2022	10,508,991

Unapproved prior to the Transaction	469,000	01/01/2021	01/01/2031
Unapproved prior to the Transaction	2,023,516	01/04/2021	01/04/2031
Incentive Equity Plan	23,915,248	01/10/2021	01/10/2031

Total 2021	26,407,764

Movements in share options during the year

The following reconciles the share options outstanding at the beginning and end of the year.

	EMI	Unapproved	Incentive Equity Plan	SAYE
	Number of options	Number of options	Number of options	Number of options
At December 31, 2020	4,683,683	8,121,393	-	-

Granted prior to the Transaction	-	2,492,516	-	-
Forfeited prior to the Transaction	(66,413)	(579,713)	-	-
Cash settled at the Transaction	(34,690)	(44,114)	-	-
Replacements at the Transaction[1]	(4,582,580)	(9,990,082)	50,347,491	-
Granted after the Transaction	-	-	23,915,248	-
At December 31, 2021	-	-	74,262,739	-

Granted during the year	-	-	9,012,088	1,496,903
Exercised during the year	-	-	(9,513,868)	-
Forfeited during the year	-	-	(10,732,364)	(884,823)
Expired during the year	-	-	(599,238)	-
At December 31, 2022	-	-	62,429,357	612,080

[1]	The replacement options granted at the Transaction reflect the exchange ratio established in the Business Combination Agreement. Refer to Note 1 for further details.

The share option numbers above are before giving effect to the reverse stock split which became effective on February 8, 2023. Refer to Note 28 for further details.

Employee share option fair value assessment

The following information is relevant in the determination of fair value of the employee share options granted during 2022:

	Incentive Equity Plan	Incentive Equity Plan – Executive Directors	SAYE

Valuation method	N/A1	Monte-Carlo	Black-Scholes
Exercise price	£nil	£nil	£3.60
Expected volatility	N/A	98%	53%
Dividend yield	Nil	Nil	Nil
Risk free interest rate	N/A	4.2%	1.2%
Fair value per share	£0.40 - £4.46	£0.31	£0.98

[1]	Considering that the Incentive Equity Plan awards vest over time without any further restrictions, the fair value is equal to the Company’s closing stock price as of the grant date.

The following information is relevant in the determination of fair value of the employee share options granted during 2021:

	Unapproved	Incentive Equity Plan	Incentive Equity Plan – Executive Directors

Valuation method	Monte-Carlo	N/A	Monte-Carlo
Exercise price	£nil	£nil	£nil
Expected volatility	50%	N/A	53%
Dividend yield	Nil	Nil	Nil
Risk free interest rate	0.0%	N/A	1.2%
Fair value per share	£8.27 - £23.74	£5.33	£2.93